Commitments And Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

10. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The following table presents a summary of our facilities under non-cancelable lease agreements at December 31, 2018:

Description	Lease Start Date	Lease End Date	Renewal options remaining	Straight line monthly rental payment (in thousands)
Corporate office, Jacksonville, Florida	7/15/2018	7/31/2019	none	$31
Wireless design facility, Lake Mary, Florida	7/1/2017	11/30/2022	2 options to extend for 36 months each	$13
Warehouse and production facility, Jacksonville, Florida	7/1/2017	7/31/2020	none	$2

Deferred rent is amortized to rent expense over the respective lease terms. In addition to sales tax payable on base rental amounts, certain leases obligate us to pay pro-rated annual operating expenses for the properties.  Rent expense for our facilities for the years ended December 31, 2018 and 2017 was approximately $0.5 million and $0.6 million, respectively.

Contractual Obligations

Future minimum lease payments under all non-cancelable operating leases and capital leases that have initial terms in excess of one year as of December 31, 2018 were as follows (in thousands):

Contractual obligations:	2019	2020	2021 and thereafter	Total
Operating leases	$372	$191	$345	$908
Capital leases	$2	$1	$-	$3

Our contractual obligations as of December 31, 2018 for operating leases include approximately $0.7 million related to our Lake Mary, Florida facility.  We ceased use of this facility in 2018 and at December 31, 2018, we have recorded a lease liability of $0.2 million which reflects the estimated net present value of our Lake Mary lease obligation, net of estimated future sublease rental income.

Legal Proceedings

We are a party to a number of patent enforcement actions initiated by us against others for the infringement of our technologies, as well as counter claims and proceedings brought by others against us in an attempt to invalidate certain of our patent claims.   These patent-related proceedings are more fully described below.    We have several patent enforcement actions in Germany which has a “loser pay” system whereby the non-prevailing party is responsible for statutory attorney fees and costs.  If we determine it is probable that we will have an unfavorable outcome in any of our German cases, we record an estimate of expenses for the probable loss.  We received an unfavorable decision from Germany in October 2018, as more fully described below (see Qualcomm v. ParkerVision – Federal Patent Court in Germany).  As a result, for the year ended December 31, 2018, we have recorded an aggregate of $0.1 million in expenses for statutory fees and costs estimated in that case.  There is at least a reasonable possibility of an unfavorable outcome in any one or more of our legal proceedings that could result in expenses in the aggregate that could have a material unfavorable impact on our results of operations as more fully discussed below.

ParkerVision v. Qualcomm and HTC (Middle District of Florida)

We have a patent infringement complaint pending in the Middle District of Florida against Qualcomm and Qualcomm Atheros, Inc. (collectively “Qualcomm”), and HTC (HTC Corporation and HTC America, Inc.) (the “Qualcomm Action”) seeking unspecified damages and injunctive relief for infringement of certain of our patents.  Certain of the defendants have filed counterclaims against us for non-infringement and invalidity for all patents in the case.  A claim construction hearing was held in August 2015 but no ruling on claim construction has been issued by the court.  In February 2016, the court granted the parties’ joint motion to stay these proceedings until resolution of the proceedings at the International Trade Commission (“ITC”) as discussed below.  In May 2017, the stay of these proceedings was continued pending an appeal of certain Patent Trial and Appeal Board (“PTAB”) decisions with regard to our U.S. Patent 6,091,940 (“the ‘940 Patent”).  In September 2018, the Federal Circuit issued its decision in the appeal of the ‘940 Patent as discussed in Qualcomm v. ParkerVision – PTAB below.  Accordingly, in January 2019, the court lifted the stay.  A trial schedule has not yet been set for this case.

Qualcomm v. ParkerVision -PTAB

In August 2015, Qualcomm filed an aggregate of ten petitions for Inter Partes Review (“IPR”) with the PTAB seeking to invalidate certain claims related to three of the eleven patents originally asserted in our Qualcomm Action.  In March 2016, the PTAB issued decisions denying institution of trial for three of the petitions, all of which relate to our U.S. patent 7,039,372 (“the ‘372 Patent”).  The remaining petitions, all of which relate to the ‘940 Patent and U.S. patent 7,966,012 (“the ‘012 Patent”) were instituted for trial by the PTAB.  In May 2016, the PTAB granted our motion to disclaim the challenged claims of the ‘012 Patent and entered an adverse judgment against us with respect to those claims.  In March 2017, the PTAB issued its decisions on the six outstanding IPRs, all of which relate to the ‘940 Patent.  The PTAB ruled in our favor on three of the six petitions, ruled in Qualcomm’s favor on two of the six petitions and issued a split decision on the claims covered in the sixth petition.  As a result of the PTAB decisions, certain claims of the ‘940 Patent were found to be un-patentable and certain claims were found not to be un-patentable.  In May 2017, we filed a notice of appeal of these decisions with the United States Court of Appeals for the Federal Circuit (“CAFC”).  Qualcomm also appealed the decisions that were unfavorable to them.  On September 13, 2018, the CAFC upheld the PTAB ruling with regard to the ‘940 Patent.  As a result of the ruling, we prevailed with regard to the method claims of the ‘940 Patent and Qualcomm prevailed on the apparatus claims.  This matter is now closed although the patents at issue in this proceeding are the subject of the Qualcomm Action discussed above.

ParkerVision v. Apple and Qualcomm (ITC)

In December 2015, we filed a complaint with the U.S. ITC against Apple, Inc., LG Electronics, Inc., LG Electronics U.S.A., Inc., and LG Electronics MobileComm U.S.A., Inc. (collectively “LG”), Samsung Electronics Co., Ltd., Samsung Electronics America, Inc., and Samsung Semiconductor, Inc. (collectively “Samsung”) and Qualcomm alleging that these companies make, use or sell products that infringe certain of our patent claims and requesting that the ITC bar the defendants from continuing to import and sell infringing products in the U.S.  We filed a corresponding patent infringement complaint in the Middle District of Florida against these same defendants.  In January 2016, the ITC instituted an investigation based on our complaint.  In July 2016, we entered into a confidential patent license and settlement agreement with Samsung and, as a result, Samsung was removed from the ITC action.  In January 2017, we dismissed three of the four patents from the case in order to simplify the investigation.  On March 10, 2017, the administrative law judge issued a ruling on a pre-trial motion that precluded us from presenting key evidence in our case.  As a result, on March 13, 2017, we filed a motion to terminate the proceedings at the ITC.  On April 28, 2017, the ITC granted our motion to withdraw from the ITC proceedings.

ParkerVision v. Apple and Qualcomm (Middle District of Florida)

In December 2015, we filed a patent infringement complaint in the Middle District of Florida against Apple, LG, Samsung and Qualcomm alleging infringement of four of our patents.  In February 2016, the district court proceedings were stayed pending resolution of the corresponding case filed at the ITC.  In July 2016, we entered into a patent license and settlement agreement with Samsung and, as a result, Samsung was dismissed from the district court action. In March 2017, we filed a motion to terminate the ITC proceedings and a corresponding motion to lift the stay in the district court case.  This motion was granted in May 2017.  In July 2017, we filed a motion to dismiss LG from the district court case (see ParkerVision v. LG below).  Also in July 2017, Qualcomm filed a motion to change venue to the southern district of California and Apple filed a motion to dismiss for improper venue.  In March 2018, the district court ruled against the Qualcomm and Apple motions.  The parties also filed a joint motion in March 2018 to eliminate three of the four patents in the case in order to expedite proceedings leaving our U.S. patent 9,118,528 as the only remaining patent in this case.   A claim construction hearing was held on August 31, 2018, and we are currently awaiting the court’s decision regarding claim language pertinent to this case.  We anticipate that a trial date will be scheduled for this proceeding following the court’s order regarding claim construction.

ParkerVision v. LG (District of New Jersey)

In July 2017, we filed a patent infringement complaint in the district of New Jersey against LG for the alleged infringement of the same patents previously asserted against LG in the middle district of Florida (see ParkerVision v. Apple and Qualcomm above).  We elected to dismiss the case in the middle district of Florida and re-file in New Jersey as a result of a recent Supreme Court ruling regarding proper venue.  In March 2018, the court stayed this case pending a final decision in ParkerVision v. Apple and Qualcomm in the Middle District of Florida. As part of this stay, LG has agreed to be bound by the final claim construction decision in that case.

ParkerVision v. LG Electronics (Munich, Germany)

In June 2016, we filed a complaint in Munich District Court against LG Electronics Deutschland GmbH, a German subsidiary of LG Electronics, Inc. (“LGE”) seeking damages and injunctive relief for the alleged infringement of the German part of our European patent 1 206 831 (“the ‘831 Patent”). A hearing in this case was held in November 2016 at which time the court concluded that certain LGE products using Qualcomm RF circuitry infringe our patent.  The final decision in this case was stayed pending resolution of the corresponding nullity, or validity, action filed by Qualcomm in the German Federal Patent Court in Munich (see Qualcomm v. ParkerVision below).  In October 2018, we received an unfavorable decision in the nullity case for which we have filed an appeal.  The outcome of our appeal of the nullity action will determine the outcome of this action.  If our appeal is unsuccessful, we will be subject to a claim for reimbursement of statutory attorney’s fees and costs in this case.  We estimate a claim of approximately $0.06 million for which we have posted a bond.  The cost of the bond is included in “Prepaid expenses” in the accompanying consolidated balance sheets and will be charged to expense if a loss becomes probable.

ParkerVision v. Apple (Munich, Germany) - the Apple I case

In October 2016, we filed a complaint in Munich District Court against Apple, Inc., Apple Distribution International, and Apple Retail Germany B.V. & Co. KG (collectively “Apple”) seeking damages and injunctive relief for the alleged infringement of the ‘831 Patent (the “Apple I Case”).  In February 2017, we amended our complaint adding the infringement of a second German patent and alleging infringement by Apple devices that incorporate an Intel transceiver chip.  The Munich Regional Court bifurcated the new claims into a second case (see ParkerVision v. Apple - the Apple II case below).   A hearing was held in May 2017 in the Apple I Case.  In June 2017, the court deferred its ruling pending the decision from the German Federal Patent Court in the validity action filed by Qualcomm (see Qualcomm v. ParkerVision below).   In October 2018, we received an unfavorable decision in the nullity case for which we have filed an appeal.  We have not posted a bond to cover the potential statutory costs in this case. In March 2019, the district court declared the complaint withdrawn, a decision we are able to appeal provided we post a bond for approximately $0.1 million by April 2019. If we fail to post a bond or our appeal of the nullity action is unsuccessful, we will be subject to a claim for reimbursement of statutory attorney’s fees and costs of approximately $0.1 million.  The accompanying consolidated financial statements do not include any accrual for a loss contingency in this case as the loss is not considered probable as of December 31, 2018.

Qualcomm v. ParkerVision -Federal Patent Court in Germany (as appealed to the German Supreme Court)

In August 2016, Qualcomm filed a validity action in Federal Patent Court in Germany against the ’831 Patent.  The outcome of this validity action impacts our German patent infringement cases against LGE and Apple as discussed above. On October 17, 2018, following an oral hearing, the court ruled that the ‘831 Patent was invalid.  Based on the October 2018 decision from the federal court, we have accrued a contingent loss of $0.1 million for the estimated statutory fees and costs in this case.  In January 2019, we appealed this decision to the German Supreme Court.  Dates have not yet been established for the appeal.  If we ultimately do not prevail in this case, in addition to the contingent loss recorded at December 31, 2018, we will be subject to a claim for reimbursement of statutory attorney fees and costs for the appeal which we estimate to be approximately $0.1 million.  In addition, we may be subject to claims for reimbursement of statutory attorney fees and costs for the LG and Apple I cases that are stayed pending this validity decision.  We estimate these possible additional costs to be approximately $0.2 million, a portion of which is covered by a $0.06 million bond we have posted in the LG case.

ParkerVision v. Apple (Munich, Germany)-the Apple II case

The Apple II case seeks damages and injunctive relief for the alleged infringement of the German part of our European patent 1 135 853 (“the ‘853 Patent”).  A preliminary hearing was held in November 2017.  Subsequent to the hearing, the court requested that we supplement certain elements of the infringement claims against Apple devices.  In May 2018, we filed our supplemental briefs as requested by the court.  In October 2018, we also filed a supplemental expert report.  The court appointed an expert in this case and a hearing was held in March 2019 for purposes of providing expert testimony.  The court is expected to rule in April 2019.  We have posted a bond of approximately $0.14 million which is our estimated maximum exposure in this case. The cost of the bond is included in “Prepaid expenses” in the accompanying consolidated balance sheets as of December 31, 2018.

Intel v. ParkerVision (Federal Patent Court in Germany)

In August 2017, Intel filed a nullity action in German Federal Patent Court claiming invalidity of the ‘853 Patent that is the subject of the Apple II case.  If the ‘853 Patent is declared invalid, we may be subject to a claim for reimbursement of statutory attorney fees and costs in this case which we currently estimate will not exceed $0.1 million.  No dates have yet been set in this nullity action, and the accompanying consolidated financial statements do not include any accrual for a loss contingency in this case as a loss is not considered probable as of December 31, 2018.